RESTRICTED NET ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Restricted net assets	$ 342,860	$ 313,780
Restricted assets attributable to VIEs	138,496	114,695
Statutory reserves	$ 204,364	$ 199,085